ACCRUED EXPENSES: (Tables)	12 Months Ended
Oct. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
The following table represents the major components of accrued expenses:

	October 31, 2012	October 31, 2011
Salaries and other compensation	$774,001	$531,040
Clinical Trial	56,468	2,358,248
Vendors	77,512	—
Consultants	32,200	32,200
Financing costs	174,970	—
Legal	214,902	46,346
Interest Payable	28,859	—
Other	8,500	8,500
	$1,367,412	$2,976,334